ADVERTISING COSTS	12 Months Ended
Mar. 31, 2016
ADVERTISING COSTS
ADVERTISING COSTS

21.ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2014, 2015 and 2016, relate primarily to advertisements in magazines and journals and amounted to ¥194,157 thousand, ¥179,064 thousand and ¥151,214 thousand, respectively.